General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, General and Administrative Expense [Abstract]
Schedule of general and administrative expenses
	Year ended December 31,
	2020	2019	2018
Salaries and social welfare	$787,700	$1,358,629	$1,068,643
Service fee	1,469,810	750,734	1,493,403
Office expense	79,733	268,555	391,850
Research & Development	-	-	301,713
Depreciation &Amortization	83,531	138,811	79,177
Stock compensation	-	69,176	247,134
Entertainment fee	3,348	4,176	22,593
Travel Expense	57,237	1,056	17,902
Others	842	2,671	53,050
Total General and administrative expenses	$2,482,201	$2,593,808	$3,675,465